Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
S&P 500 ex S&P 100 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.
(a)
................. 95 $ 53,258
Howmet Aerospace, Inc. ................ 476 127,977
Huntington Ingalls Industries, Inc. .......... 45 12,595
L3Harris Technologies, Inc. .............. 223 64,802
Northrop Grumman Corp. ............... 159 80,980
Textron, Inc. ........................ 204 18,713
TransDigm Group, Inc. ................. 66 87,915
446,240
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. ............ 139 26,179
Expeditors International of Washington, Inc. ... 155 25,262
51,441
Automobile Components — 0.1%
Aptiv plc
(a)
.......................... 256 15,713
Automobiles — 0.3%
Ford Motor Co. ...................... 4,675 64,982
Banks — 2.0%
Citizens Financial Group, Inc. ............ 503 35,245
Fifth Third Bancorp ................... 1,083 61,049
Huntington Bancshares, Inc. ............. 2,419 42,889
KeyCorp ........................... 1,090 25,124
M&T Bank Corp. ..................... 175 41,652
PNC Financial Services Group, Inc. (The) .... 480 118,185
Regions Financial Corp. ................ 1,013 30,593
Truist Financial Corp. .................. 1,488 74,132
428,869
Beverages — 0.8%
Brown-Forman Corp. , Class B, NVS ........ 200 5,330
Constellation Brands, Inc. , Class A ......... 165 22,950
Keurig Dr Pepper, Inc. ................. 1,625 53,186
Molson Coors Beverage Co. , Class B ....... 195 7,597
Monster Beverage Corp.
(a)
............... 853 81,991
171,054
Biotechnology — 1.4%
Biogen, Inc.
(a)
....................... 175 37,810
Incyte Corp.
(a)
....................... 196 22,219
Moderna, Inc.
(a)
...................... 415 29,062
Regeneron Pharmaceuticals, Inc. .......... 119 74,201
Vertex Pharmaceuticals, Inc.
(a)
............ 301 149,516
312,808
Broadline Retail — 0.3%
eBay, Inc. .......................... 533 59,563
Building Products — 1.7%
A O Smith Corp. ..................... 145 9,094
Allegion plc ......................... 104 14,611
Builders FirstSource, Inc.
(a)
.............. 131 11,722
Carrier Global Corp. ................... 933 68,436
Johnson Controls International plc ......... 729 106,514
Lennox International, Inc. ............... 38 21,772
Masco Corp. ........................ 236 19,203
Trane Technologies plc ................. 262 128,684
380,036
Capital Markets — 5.3%
Ameriprise Financial, Inc. ............... 107 49,087
Ares Management Corp. , Class A .......... 250 27,828
Blackstone, Inc. , Class A ................ 889 104,609
CBOE Global Markets, Inc. .............. 120 29,120
Security
Shares
Shares Value
Capital Markets (continued)
CME Group, Inc. , Class A ............... 433 $ 95,619
Coinbase Global, Inc. , Class A
(a)
........... 266 38,887
FactSet Research Systems, Inc. ........... 42 9,663
Franklin Resources, Inc. ................ 364 12,110
Interactive Brokers Group, Inc. , Class A ...... 532 46,305
Intercontinental Exchange, Inc. ........... 676 83,222
Invesco Ltd. ........................ 515 13,591
KKR & Co., Inc. ...................... 830 76,177
Moody's Corp. ....................... 179 81,073
MSCI, Inc. , Class A ................... 86 48,164
Nasdaq, Inc. ........................ 533 42,011
Northern Trust Corp. ................... 220 38,245
Raymond James Financial, Inc. ........... 205 31,166
Robinhood Markets, Inc. , Class A
(a)
......... 945 94,765
S&P Global, Inc. ..................... 360 146,614
State Street Corp. .................... 332 56,307
T. Rowe Price Group, Inc. ............... 252 28,650
1,153,213
Chemicals — 2.2%
Air Products & Chemicals, Inc. ............ 266 77,986
Albemarle Corp. ..................... 139 18,769
CF Industries Holdings, Inc. .............. 180 19,487
Corteva, Inc. ........................ 801 67,837
Dow, Inc. .......................... 853 23,338
DuPont de Nemours, Inc. ............... 161 21,838
Ecolab, Inc. ........................ 301 83,861
International Flavors & Fragrances, Inc. ...... 300 23,766
LyondellBasell Industries NV , Class A ....... 301 15,848
Mosaic Co. (The) ..................... 378 8,010
PPG Industries, Inc. ................... 264 32,020
Sherwin-Williams Co. (The) .............. 275 94,688
487,448
Commercial Services & Supplies — 1.3%
Cintas Corp. ........................ 407 69,223
Copart, Inc.
(a)
....................... 1,053 29,684
Republic Services, Inc. , Class A ........... 239 50,926
Rollins, Inc. ......................... 342 14,275
Veralto Corp. ........................ 289 25,628
Waste Management, Inc. ................ 442 98,513
288,249
Communications Equipment — 2.2%
Arista Networks, Inc.
(a)
................. 1,227 208,443
Ciena Corp.
(a)
....................... 169 82,905
F5, Inc.
(a)
.......................... 67 27,869
Lumentum Holdings, Inc.
(a)
.............. 92 78,942
Motorola Solutions, Inc. ................ 198 82,227
480,386
Construction & Engineering — 1.2%
Comfort Systems USA, Inc. .............. 41 81,260
EMCOR Group, Inc. ................... 53 43,984
Quanta Services, Inc. .................. 179 128,887
254,131
Construction Materials — 0.8%
CRH plc ........................... 798 85,386
Martin Marietta Materials, Inc. ............ 71 40,946
Vulcan Materials Co. .................. 154 45,431
171,763
Consumer Finance — 0.1%
Synchrony Financial ................... 400 30,420

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 ex S&P 100 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc. ............. 44 $ 34,971
Dollar General Corp. .................. 261 30,044
Dollar Tree, Inc.
(a)
..................... 213 25,762
Kroger Co. (The) ..................... 677 37,594
Sysco Corp. ........................ 570 47,641
Target Corp. ........................ 545 71,182
247,194
Containers & Packaging — 0.6%
Amcor plc .......................... 545 23,626
Avery Dennison Corp. .................. 91 14,774
Ball Corp. .......................... 311 19,406
International Paper Co. ................. 624 23,774
Packaging Corp. of America ............. 104 24,781
Smurfit WestRock plc .................. 621 28,728
135,089
Distributors — 0.1%
Genuine Parts Co. .................... 162 19,113
Electric Utilities — 2.9%
Alliant Energy Corp. ................... 304 23,192
American Electric Power Co., Inc. .......... 647 88,516
Constellation Energy Corp. .............. 380 94,381
Edison International ................... 457 34,024
Entergy Corp. ....................... 549 63,058
Evergy, Inc. ......................... 272 23,509
Eversource Energy ................... 445 32,160
Exelon Corp. ........................ 1,226 57,156
FirstEnergy Corp. .................... 617 29,332
NRG Energy, Inc. ..................... 250 36,515
PG&E Corp. ........................ 2,629 44,220
Pinnacle West Capital Corp. ............. 140 14,980
PPL Corp. ......................... 893 32,460
Xcel Energy, Inc. ..................... 743 59,663
633,166
Electrical Equipment — 2.5%
AMETEK, Inc. ....................... 274 66,292
Eaton Corp. plc ...................... 462 196,867
Generac Holdings, Inc.
(a)
................ 70 20,497
Hubbell, Inc. , Class B .................. 62 32,438
Rockwell Automation, Inc. ............... 133 65,846
Vertiv Holdings Co. , Class A ............. 456 152,678
534,618
Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp. , Class A ............... 1,463 257,956
CDW Corp. ......................... 150 21,096
Coherent Corp.
(a)
..................... 232 91,517
Corning, Inc. ........................ 931 237,805
Flex Ltd.
(a)
.......................... 437 70,825
Jabil, Inc. .......................... 126 48,570
Keysight Technologies, Inc.
(a)
............. 205 71,764
TE Connectivity plc ................... 349 70,362
Teledyne Technologies, Inc.
(a)
............. 54 36,013
Zebra Technologies Corp. , Class A
(a)
........ 58 15,269
921,177
Energy Equipment & Services — 0.8%
Baker Hughes Co. , Class A .............. 1,185 65,768
Halliburton Co. ...................... 994 33,746
SLB Ltd. ........................... 1,786 83,031
182,545
Security
Shares
Shares Value
Entertainment — 1.1%
Electronic Arts, Inc. ................... 269 $ 55,156
Live Nation Entertainment, Inc.
(a)
.......... 188 34,425
Take-Two Interactive Software, Inc.
(a)
........ 208 51,996
TKO Group Holdings, Inc. , Class A ......... 73 14,695
Warner Bros Discovery, Inc.
(a)
............ 2,969 79,153
235,425
Financial Services — 1.2%
Apollo Global Management, Inc. ........... 551 65,189
Block, Inc. , Class A
(a)
.................. 639 48,564
Corpay, Inc.
(a)
....................... 78 25,995
Fidelity National Information Services, Inc. .... 609 23,678
Fiserv, Inc.
(a)
........................ 633 31,049
Global Payments, Inc. ................. 272 19,736
Jack Henry & Associates, Inc. ............ 84 11,570
PayPal Holdings, Inc. .................. 1,054 45,512
271,293
Food Products — 0.9%
Archer-Daniels-Midland Co. .............. 574 43,854
Bunge Global SA ..................... 164 17,504
General Mills, Inc. .................... 628 21,854
Hershey Co. (The) .................... 176 30,879
Hormel Foods Corp. ................... 347 8,613
J M Smucker Co. (The) ................. 127 14,288
Kraft Heinz Co. (The) .................. 1,008 23,809
McCormick & Co., Inc. (Non-Voting) , NVS .... 294 14,823
Tyson Foods, Inc. , Class A .............. 330 18,892
194,516
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 198 34,109
Ground Transportation — 1.3%
CSX Corp. ......................... 2,220 105,517
Fedex Freight Holding Co., Inc.
(a)
.......... 129 19,479
JB Hunt Transport Services, Inc. .......... 87 25,180
Norfolk Southern Corp. ................. 268 84,310
Old Dominion Freight Line, Inc. ........... 218 47,219
281,705
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.
(a)
................. 79 13,324
Baxter International, Inc. ................ 614 13,090
Becton Dickinson & Co. ................ 329 49,788
Boston Scientific Corp.
(a)
................ 1,776 75,800
Cooper Cos., Inc. (The)
(a)
............... 232 16,637
Dexcom, Inc.
(a)
...................... 459 30,914
Edwards Lifesciences Corp.
(a)
............ 690 62,417
GE HealthCare Technologies, Inc. ......... 541 34,629
IDEXX Laboratories, Inc.
(a)
............... 93 48,959
Insulet Corp.
(a)
....................... 80 12,180
ResMed, Inc. ....................... 172 33,519
Solventum Corp.
(a)
.................... 172 13,270
STERIS plc ......................... 116 24,426
Stryker Corp. ....................... 412 129,714
Zimmer Biomet Holdings, Inc. ............ 235 20,231
578,898
Health Care Providers & Services — 3.1%
Cardinal Health, Inc. ................... 280 66,517
Cencora, Inc. ....................... 232 65,651
Centene Corp.
(a)
..................... 558 35,818
Cigna Group (The) .................... 316 87,115
DaVita, Inc.
(a)
........................ 41 9,122
Elevance Health, Inc. .................. 259 100,163
HCA Healthcare, Inc. .................. 184 71,740

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 ex S&P 100 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Henry Schein, Inc.
(a)
................... 118 $ 9,855
Humana, Inc. ....................... 143 56,802
Labcorp Holdings, Inc. ................. 97 27,160
McKesson Corp. ..................... 143 108,051
Quest Diagnostics, Inc. ................. 130 27,554
Universal Health Services, Inc. , Class B ..... 63 9,367
674,915
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc. ........ 186 9,830
Healthpeak Properties, Inc. .............. 803 17,184
Ventas, Inc. ........................ 580 51,504
Welltower, Inc. ....................... 839 190,428
268,946
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 178 31,590
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 746 17,688
Hotels, Restaurants & Leisure — 3.2%
Airbnb, Inc. , Class A
(a)
.................. 499 71,407
Carnival Corp. Ltd. .................... 1,537 43,912
Chipotle Mexican Grill, Inc. , Class A
(a)
....... 1,532 52,088
Darden Restaurants, Inc. ............... 135 27,811
Domino's Pizza, Inc. ................... 36 10,658
DoorDash, Inc. , Class A
(a)
............... 452 83,408
Expedia Group, Inc. ................... 136 34,800
Hilton Worldwide Holdings, Inc. ........... 272 89,885
Las Vegas Sands Corp. ................ 347 16,028
Marriott International, Inc. , Class A ......... 261 96,724
MGM Resorts International
(a)
............. 241 11,522
Norwegian Cruise Line Holdings Ltd.
(a)
....... 546 11,526
Royal Caribbean Cruises Ltd. ............ 295 93,671
Wynn Resorts Ltd. .................... 100 9,709
Yum! Brands, Inc. .................... 329 52,594
705,743
Household Durables — 0.8%
DR Horton, Inc. ...................... 315 51,307
Garmin Ltd. ......................... 196 46,558
Lennar Corp. , Class A .................. 253 22,894
NVR, Inc.
(a)
......................... 3 20,440
PulteGroup, Inc. ..................... 225 30,872
172,071
Household Products — 0.4%
Church & Dwight Co., Inc. ............... 280 27,127
Clorox Co. (The) ..................... 144 13,743
Kimberly-Clark Corp. .................. 396 43,469
84,339
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ..................... 886 12,989
Vistra Corp. ........................ 379 60,121
73,110
Industrial Conglomerates — 0.4%
Honeywell International, Inc. ............. 377 84,410
Industrial REITs — 0.7%
Prologis, Inc. ........................ 1,108 150,101
Insurance — 5.6%
Aflac, Inc. .......................... 549 64,370
Allstate Corp. (The) ................... 308 73,285
American International Group, Inc. ......... 633 47,177
Security
Shares
Shares Value
Insurance (continued)
Aon plc , Class A ..................... 255 $ 84,581
Arch Capital Group Ltd.
(a)
............... 415 40,280
Arthur J Gallagher & Co. ................ 307 70,478
Assurant, Inc. ....................... 57 15,306
Brown & Brown, Inc. ................... 343 22,003
Chubb Ltd. ......................... 431 146,859
Cincinnati Financial Corp. ............... 184 34,066
Erie Indemnity Co. , Class A, NVS .......... 33 7,912
Everest Group Ltd. .................... 46 16,433
Globe Life, Inc. ...................... 94 16,796
Hartford Insurance Group, Inc. (The) ........ 328 43,467
Loews Corp. ........................ 198 22,416
Marsh & McLennan Cos., Inc. ............ 576 96,002
MetLife, Inc. ........................ 646 54,658
Principal Financial Group, Inc. ............ 232 25,005
Progressive Corp. (The) ................ 698 152,478
Prudential Financial, Inc. ................ 415 44,791
Travelers Cos., Inc. (The) ............... 254 83,850
Willis Towers Watson plc ................ 112 29,273
WR Berkley Corp. .................... 354 24,968
1,216,454
IT Services — 0.4%
Akamai Technologies, Inc.
(a)
.............. 171 20,214
Cognizant Technology Solutions Corp. , Class A . 561 21,727
Gartner, Inc.
(a)
....................... 77 9,981
GoDaddy, Inc. , Class A
(a)
................ 152 12,902
VeriSign, Inc. ....................... 97 24,401
89,225
Leisure Products — 0.1%
Hasbro, Inc. ........................ 163 13,462
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. ............... 336 44,631
Bio-Techne Corp. ..................... 190 13,423
Charles River Laboratories International, Inc.
(a)
. 58 13,154
IQVIA Holdings, Inc.
(a)
.................. 198 38,258
Mettler-Toledo International, Inc.
(a)
......... 24 30,660
Revvity, Inc. ........................ 129 14,352
Waters Corp.
(a)
...................... 117 43,880
West Pharmaceutical Services, Inc. ........ 84 30,156
228,514
Machinery — 3.4%
Cummins, Inc. ....................... 165 117,680
Dover Corp. ........................ 160 35,885
Fortive Corp. ........................ 359 21,931
IDEX Corp. ......................... 87 19,745
Illinois Tool Works, Inc. ................. 313 84,657
Ingersoll Rand, Inc. ................... 423 34,682
Nordson Corp. ....................... 62 18,705
Otis Worldwide Corp. .................. 456 32,650
PACCAR, Inc. ....................... 629 75,555
Parker-Hannifin Corp. .................. 150 146,718
Pentair plc ......................... 187 14,335
Snap-on, Inc. ....................... 62 24,949
Stanley Black & Decker, Inc. ............. 185 17,412
Westinghouse Air Brake Technologies Corp. ... 203 54,729
Xylem, Inc. ......................... 283 33,453
733,086
Media — 0.5%
Charter Communications, Inc. , Class A
(a)
..... 97 13,794
EchoStar Corp. , Class A
(a)
............... 159 16,138
Fox Corp. , Class A, NVS ................ 237 12,362
Fox Corp. , Class B .................... 165 7,728

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 ex S&P 100 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
News Corp. , Class A, NVS .............. 443 $ 11,000
News Corp. , Class B .................. 159 4,461
Omnicom Group, Inc. .................. 338 24,617
Paramount Skydance Corp. , Class B, NVS .... 337 3,323
Trade Desk, Inc. (The) , Class A
(a)
.......... 519 9,384
102,807
Metals & Mining — 1.5%
Freeport-McMoRan, Inc. ................ 1,717 107,982
Newmont Corp. ...................... 1,275 119,085
Nucor Corp. ........................ 272 60,588
Steel Dynamics, Inc. ................... 161 36,943
324,598
Multi-Utilities — 2.1%
Ameren Corp. ....................... 330 37,303
CenterPoint Energy, Inc. ................ 778 34,263
CMS Energy Corp. .................... 365 27,923
Consolidated Edison, Inc. ............... 440 48,677
Dominion Energy, Inc. .................. 1,054 71,978
DTE Energy Co. ..................... 247 37,635
NiSource, Inc. ....................... 568 27,008
Public Service Enterprise Group, Inc. ....... 595 48,290
Sempra ........................... 783 72,592
WEC Energy Group, Inc. ................ 389 45,424
451,093
Office REITs — 0.1%
BXP, Inc. .......................... 186 12,334
Oil, Gas & Consumable Fuels — 4.2%
APA Corp. ......................... 420 13,679
Devon Energy Corp. ................... 1,381 57,063
Diamondback Energy, Inc. ............... 231 40,605
EOG Resources, Inc. .................. 636 82,508
EQT Corp. ......................... 745 39,612
Expand Energy Corp. .................. 282 25,716
Kinder Morgan, Inc. ................... 2,339 74,778
Marathon Petroleum Corp. .............. 346 88,462
Occidental Petroleum Corp. .............. 867 42,110
ONEOK, Inc. ........................ 753 65,466
Phillips 66 .......................... 479 80,975
Targa Resources Corp. ................. 256 68,644
Texas Pacific Land Corp. ................ 68 29,759
Valero Energy Corp. ................... 352 91,675
Williams Cos., Inc. (The) ................ 1,461 108,611
909,663
Passenger Airlines — 0.7%
Delta Air Lines, Inc. ................... 781 73,148
Southwest Airlines Co. ................. 578 29,721
United Airlines Holdings, Inc.
(a)
............ 387 52,628
155,497
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The) , Class A ...... 292 23,053
Kenvue, Inc. ........................ 2,291 43,781
66,834
Pharmaceuticals — 0.3%
Viatris, Inc. ......................... 1,370 21,756
Zoetis, Inc. , Class A ................... 498 35,786
57,542
Professional Services — 1.1%
Automatic Data Processing, Inc. ........... 476 106,600
Broadridge Financial Solutions, Inc. ........ 135 18,488
Equifax, Inc. ........................ 140 22,221
Security
Shares
Shares Value
Professional Services (continued)
Jacobs Solutions, Inc. .................. 137 $ 17,262
Leidos Holdings, Inc. .................. 147 15,137
Paychex, Inc. ....................... 383 37,660
Verisk Analytics, Inc. , Class A ............. 155 27,827
245,195
Real Estate Management & Development — 0.3%
(a)
CBRE Group, Inc. , Class A .............. 350 47,141
CoStar Group, Inc. .................... 475 13,452
60,593
Residential REITs — 0.7%
AvalonBay Communities, Inc. ............ 165 31,134
Camden Property Trust ................. 116 13,281
Equity Residential .................... 403 27,376
Essex Property Trust, Inc. ............... 75 21,869
Invitation Homes, Inc. .................. 640 19,334
Mid-America Apartment Communities, Inc. .... 136 18,896
UDR, Inc. .......................... 351 14,012
145,902
Retail REITs — 0.5%
Federal Realty Investment Trust ........... 93 11,480
Kimco Realty Corp. ................... 791 20,052
Realty Income Corp. ................... 1,114 69,024
Regency Centers Corp. ................ 191 15,230
115,786
Semiconductors & Semiconductor Equipment — 6.7%
Analog Devices, Inc. ................... 580 230,359
First Solar, Inc.
(a)
..................... 127 29,967
KLA Corp. .......................... 1,553 468,556
Marvell Technology, Inc. ................ 1,041 310,103
Microchip Technology, Inc. ............... 648 59,098
Monolithic Power Systems, Inc. ........... 58 80,177
NXP Semiconductors NV ............... 299 84,028
ON Semiconductor Corp.
(a)
.............. 469 44,339
Qnity Electronics, Inc. .................. 249 40,664
Skyworks Solutions, Inc. ................ 179 12,136
Teradyne, Inc. ....................... 187 90,478
1,449,905
Software — 6.4%
AppLovin Corp. , Class A
(a)
............... 321 165,389
Autodesk, Inc.
(a)
...................... 252 48,994
Cadence Design Systems, Inc.
(a)
.......... 329 123,480
Crowdstrike Holdings, Inc. , Class A
(a)
........ 304 231,995
Datadog, Inc. , Class A
(a)
................ 395 102,842
Fair Isaac Corp.
(a)
..................... 28 33,454
Fortinet, Inc.
(a)
....................... 744 114,293
Gen Digital, Inc. ...................... 664 16,527
Palo Alto Networks, Inc.
(a)
............... 964 328,743
PTC, Inc.
(a)
......................... 134 15,224
Roper Technologies, Inc. ................ 120 40,607
Synopsys, Inc.
(a)
..................... 227 101,258
Trimble, Inc.
(a)
....................... 270 13,819
Tyler Technologies, Inc.
(a)
............... 51 14,915
Workday, Inc. , Class A
(a)
................ 243 29,748
1,381,288
Specialized REITs — 2.1%
Crown Castle, Inc. .................... 520 39,380
Digital Realty Trust, Inc. ................ 395 70,934
Equinix, Inc. ........................ 117 121,960
Extra Space Storage, Inc. ............... 251 36,470
Iron Mountain, Inc. .................... 354 44,714
Public Storage ....................... 189 60,161

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 ex S&P 100 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs (continued)
SBA Communications Corp. , Class A ........ 124 $ 21,881
VICI Properties, Inc. , Class A ............. 1,300 34,515
Weyerhaeuser Co. .................... 857 20,516
450,531
Specialty Retail — 2.7%
AutoZone, Inc.
(a)
..................... 19 60,723
Best Buy Co., Inc. .................... 228 17,301
Carvana Co. , Class A
(a)
................. 856 56,342
O'Reilly Automotive, Inc.
(a)
............... 990 91,169
Ross Stores, Inc. ..................... 385 81,947
TJX Cos., Inc. (The) ................... 1,315 199,222
Tractor Supply Co. .................... 614 19,409
Ulta Beauty, Inc.
(a)
.................... 51 23,000
Williams-Sonoma, Inc. ................. 141 32,867
581,980
Technology Hardware, Storage & Peripherals — 5.6%
Dell Technologies, Inc. , Class C ........... 344 148,422
Hewlett Packard Enterprise Co. ........... 1,585 71,499
HP, Inc. ........................... 1,083 23,761
NetApp, Inc. ........................ 235 36,369
Sandisk Corp.
(a)
...................... 176 400,177
Seagate Technology Holdings plc .......... 267 257,655
Super Micro Computer, Inc.
(a)
............. 672 19,710
Western Digital Corp. .................. 410 261,875
1,219,468
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)
................ 166 16,482
Lululemon Athletica, Inc.
(a)
............... 121 13,816
Ralph Lauren Corp. , Class A ............. 46 18,465
Tapestry, Inc. ........................ 240 35,131
83,894
Trading Companies & Distributors — 1.0%
Fastenal Co. ........................ 1,376 66,089
United Rentals, Inc. ................... 74 83,834
WW Grainger, Inc. .................... 51 69,381
219,304
Security
Shares
Shares Value
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 231 $ 30,395
Total Common Stocks — 99 .8%
(Cost: $ 19,169,219 ) ............................... 21,673,427
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(a)
.................. 269 3
Total Rights — 0.0%
(Cost: $ 3 ) ..................................... 3
Total Long-Term Investments — 99.8%
(Cost: $ 19,169,222 ) ............................... 21,673,430
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62%
(b) (c)
.................. 26,427 26,427
Total Short-Term Securities — 0 .1%
(Cost: $ 26,427 ) ................................. 26,427
Total Investments — 99 .9%
(Cost: $ 19,195,649 ) ............................... 21,699,857
Other Assets Less Liabilities — 0.1% .................... 15,449
Net Assets — 100.0% ...............................
$ 21,715,306
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 24,890 $ 1,537
(a)
$ — $ — $ — $ 26,427 26,427 $ 494 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P 500 ex S&P 100 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 2 09/18/26 $ 30 $ 518
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,673,427 $ — $ — $ 21,673,427
Rights ................................................ — 3 — 3
Short-Term Securities
Money Market Funds ...................................... 26,427 — — 26,427
$ 21,699,854 $ 3 $ — $ 21,699,857
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 518 $ — $ — $ 518
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust